Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2017
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule Of Earnings Per Unit, Basic And Diluted

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net (loss)/income	$(15,090)	$(52,549)	$41,805
Earnings attributable to:
Common unitholders	(14,788)	(51,498)	39,825
Weighted average units outstanding (basic and diluted)
Common unitholders	132,610,330	83,107,066	82,437,128
Earnings per unit (basic and diluted):
Common unitholders	$(0.11)	$(0.62)	$0.48
Earnings per unit — distributed (basic and diluted):
Common unitholders	$—	$—	$1.11
Loss per unit — undistributed (basic and diluted):
Common unitholders	$(0.11)	$(0.62)	$(0.63)